UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Huber Select Large Cap Value Fund
Investor Class | HULIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and real estate.
The Fund benefited from stock selection within communication services and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and utilities.

Top Contributors
Citigroup Inc.
Lyft Inc.

Top Detractors
New Fortress Energy Inc.
KBR Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Select Large Cap Value Fund	PAGE 1	TSR-AR-007989387

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.02	17.38	11.31
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,760,296
Number of Holdings	42
Net Advisory Fee	$3,133,115
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Oracle Corp.	6.1%
Citigroup, Inc.	6.0%
KBR, Inc.	5.8%
Golar LNG Ltd.	5.4%
Bank of America Corp.	4.9%
Pfizer, Inc.	4.7%
AT&T, Inc.	4.6%
Upbound Group, Inc.	4.6%
Philip Morris International, Inc.	4.5%
Microsoft Corp.	4.4%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 2	TSR-AR-007989387

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 3	TSR-AR-007989387

Huber Select Large Cap Value Fund
Institutional Class | HULEX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and real estate.
The Fund benefited from stock selection within communication services and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and utilities.

Top Contributors
Citigroup Inc.
Lyft Inc.

Top Detractors
New Fortress Energy Inc.
KBR Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Select Large Cap Value Fund	PAGE 1	TSR-AR-00768D418

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.39	17.77	11.68
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,760,296
Number of Holdings	42
Net Advisory Fee	$3,133,115
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Oracle Corp.	6.1%
Citigroup, Inc.	6.0%
KBR, Inc.	5.8%
Golar LNG Ltd.	5.4%
Bank of America Corp.	4.9%
Pfizer, Inc.	4.7%
AT&T, Inc.	4.6%
Upbound Group, Inc.	4.6%
Philip Morris International, Inc.	4.5%
Microsoft Corp.	4.4%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 2	TSR-AR-00768D418

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 3	TSR-AR-00768D418

Huber Small Cap Value Fund
Investor Class | HUSIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to industrials and real estate.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials and increased its exposure to materials and consumer staples.

Top Contributors
TETRA Technologies Inc.
Lyft Inc.

Top Detractors
KBR Inc.
Miller Industries Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Small Cap Value Fund	PAGE 1	TSR-AR-007989379

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-1.02	14.87	6.54
Bloomberg US 2000 Total Return Index	12.02	12.12	9.60
Bloomberg US 2000 Value Total Return Index	6.16	15.71	9.12
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,747,563
Number of Holdings	42
Net Advisory Fee	$811,660
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.3%
Upbound Group, Inc.	7.2%
TETRA Technologies, Inc.	6.1%
KBR, Inc.	5.1%
Weave Communications, Inc.	4.9%
Enova International, Inc.	4.6%
Lyft, Inc.	4.3%
O-I Glass, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
First Horizon Corp.	3.5%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Small Cap Value Fund	PAGE 2	TSR-AR-007989379

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 3	TSR-AR-007989379

Huber Small Cap Value Fund
Institutional Class | HUSEX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to industrials and real estate.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials and increased its exposure to materials and consumer staples.

Top Contributors
TETRA Technologies Inc.
Lyft Inc.

Top Detractors
KBR Inc.
Miller Industries Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Small Cap Value Fund	PAGE 1	TSR-AR-00768D392

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	-0.69	15.14	6.79
Bloomberg US 2000 Total Return Index	12.02	12.12	9.60
Bloomberg US 2000 Value Total Return Index	6.16	15.71	9.12
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,747,563
Number of Holdings	42
Net Advisory Fee	$811,660
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.3%
Upbound Group, Inc.	7.2%
TETRA Technologies, Inc.	6.1%
KBR, Inc.	5.1%
Weave Communications, Inc.	4.9%
Enova International, Inc.	4.6%
Lyft, Inc.	4.3%
O-I Glass, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
First Horizon Corp.	3.5%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Small Cap Value Fund	PAGE 2	TSR-AR-00768D392

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 3	TSR-AR-00768D392

Huber Large Cap Value Fund
Investor Class | HUDIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and materials.
The Fund benefited from stock selection within health care and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and health care.

Top Contributors
Citigroup Inc.
Golar LNG Ltd.

Top Detractors
KBR Inc.
Microsoft Corp.
PERFORMANCE
The Fund underperformed the S&P 500 Index in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
The Fund outperformed the Bloomberg US 1000 Value Index on the basis of good relative stock selection within  Financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Large Cap Value Fund	PAGE 1	TSR-AR-00770X881

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	10.09	15.77	9.71
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,091,895
Number of Holdings	51
Net Advisory Fee	$0
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.0%
Microsoft Corp.	7.1%
Golar LNG Ltd.	6.8%
Citigroup, Inc.	6.8%
Oracle Corp.	5.6%
KBR, Inc.	5.0%
Shell PLC	3.6%
FedEx Corp.	3.5%
Weave Communications, Inc.	3.4%
Upbound Group, Inc.	3.0%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 2	TSR-AR-00770X881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 3	TSR-AR-00770X881

Huber Large Cap Value Fund
Institutional Class | HUDEX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and materials.
The Fund benefited from stock selection within health care and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and health care.

Top Contributors
Citigroup Inc.
Golar LNG Ltd.

Top Detractors
KBR Inc.
Microsoft Corp.
PERFORMANCE
The Fund underperformed the S&P 500 Index in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
The Fund outperformed the Bloomberg US 1000 Value Index on the basis of good relative stock selection within  Financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Large Cap Value Fund	PAGE 1	TSR-AR-00770X873

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.42	16.02	9.94
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,091,895
Number of Holdings	51
Net Advisory Fee	$0
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.0%
Microsoft Corp.	7.1%
Golar LNG Ltd.	6.8%
Citigroup, Inc.	6.8%
Oracle Corp.	5.6%
KBR, Inc.	5.0%
Shell PLC	3.6%
FedEx Corp.	3.5%
Weave Communications, Inc.	3.4%
Upbound Group, Inc.	3.0%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 2	TSR-AR-00770X873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 3	TSR-AR-00770X873

Huber Mid Cap Value Fund
Investor Class | HUMDX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part offset by sector allocation, particularly to real estate and consumer discretionary.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials while increasing its exposure to information technology and health care.

Top Contributors
TETRA Technologies Inc.
Citigroup Inc.

Top Detractors
KBR Inc.
F5 Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Mid Cap Value Fund	PAGE 1	TSR-AR-00768D178

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Investor Class	2.75	12.98	6.31
Bloomberg US 2500 Total Return Index	11.14	11.74	10.29
Bloomberg US 2500 Value Total Return	6.68	15.17	9.25
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,838,479
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	65%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.5%
TETRA Technologies, Inc.	8.5%
Enova International, Inc.	6.0%
KBR, Inc.	5.8%
First Citizens BancShares, Inc.	5.4%
Citigroup, Inc.	5.4%
FedEx Corp.	4.7%
Tenet Healthcare Corp.	4.4%
Upbound Group, Inc.	4.0%
Weave Communications, Inc.	4.0%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 2	TSR-AR-00768D178

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 3	TSR-AR-00768D178

Huber Mid Cap Value Fund
Institutional Class | HUMEX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part offset by sector allocation, particularly to real estate and consumer discretionary.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials while increasing its exposure to information technology and health care.

Top Contributors
TETRA Technologies Inc.
Citigroup Inc.

Top Detractors
KBR Inc.
F5 Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Mid Cap Value Fund	PAGE 1	TSR-AR-00768D160

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Institutional Class	3.04	13.14	6.49
Bloomberg US 2500 Total Return Index	11.14	11.74	10.29
Bloomberg US 2500 Value Total Return	6.68	15.17	9.25
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,838,479
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	65%
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.5%
TETRA Technologies, Inc.	8.5%
Enova International, Inc.	6.0%
KBR, Inc.	5.8%
First Citizens BancShares, Inc.	5.4%
Citigroup, Inc.	5.4%
FedEx Corp.	4.7%
Tenet Healthcare Corp.	4.4%
Upbound Group, Inc.	4.0%
Weave Communications, Inc.	4.0%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 2	TSR-AR-00768D160

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 3	TSR-AR-00768D160

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$76,000	$76,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$14,400	$14,400
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Huber Funds
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Investor Class
Institutional Class
Core Financial Statements
October 31, 2025

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 94.4%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	11,593	$6,763,936
Banking - 20.0%
Bank of America Corp.	382,546	20,447,084
Citigroup, Inc.	249,268	25,233,400
First Citizens BancShares, Inc. - Class A	3,831	6,990,885
First Horizon Corp.	487,126	10,405,011
JPMorgan Chase & Co.	18,233	5,672,651
Regions Financial Corp.	277,500	6,715,500
Truist Financial Corp.	184,700	8,243,161
		83,707,692
Biotech & Pharmaceuticals - 9.2%
Eli Lilly & Co.	20,437	17,634,270
Merck & Co., Inc.	14,193	1,220,314
Pfizer, Inc.	794,530	19,585,164
		38,439,748
Consumer Services - 4.6%
Upbound Group, Inc.	986,447	19,117,343
Cosmetics/Personal Care - 0.4%
Kenvue, Inc.	121,894	1,751,617
Electric - 0.9%
Vistra Corp.	21,000	3,954,300
Electric Utilities - 1.3%
Constellation Energy Corp.	13,977	5,269,329
Electrical Equipment - 0.2%
TE Connectivity PLC	3,357	829,213
Food - 2.4%
J M Smucker Co.	93,000	9,630,150
Tyson Foods, Inc. - Class A	11,458	589,056
		10,219,206
Gas & Water Utilities - 0.9%
National Fuel Gas Co.	48,900	3,858,699
Health Care Facilities & Services - 2.0%
Tenet Healthcare Corp.(a)	39,800	8,218,302
Home Construction - 0.2%
Lennar Corp. - Class B	5,560	656,358
Industrial Support Services - 1.3%
United Rentals, Inc.	6,400	5,575,552

The accompanying notes are an integral part of these financial statements.

1

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 1.1%
CNO Financial Group, Inc.	110,821	$4,435,056
Internet Media & Services - 2.4%
Lyft, Inc. - Class A(a)	490,200	10,029,492
Oil & Gas Producers - 9.5%
BP PLC - ADR	294,283	10,338,162
Cheniere Energy, Inc.	22,300	4,727,600
Golar LNG Ltd.	549,085	22,539,939
Shell PLC - ADR	31,300	2,344,996
		39,950,697
Retail - 0.2%
Dollar General Corp.	7,480	737,977
Retail - Discretionary - 0.5%
Home Depot, Inc.	5,398	2,049,027
Software - 11.2%
Microsoft Corp.	35,928	18,603,878
Oracle Corp.	97,100	25,499,431
Weave Communications, Inc.(a)	387,505	2,871,412
		46,974,721
Specialty Finance - 1.7%
Enova International, Inc.(a)	60,709	7,258,975
Technology Services - 8.1%
KBR, Inc.	562,255	24,087,004
Mastercard, Inc. - Class A	17,859	9,857,990
		33,944,994
Telecommunications - 4.6%
AT&T, Inc.	782,180	19,358,955
Tobacco & Cannabis - 4.4%
Philip Morris International, Inc.	129,259	18,655,951
Transportation & Logistics - 4.1%
FedEx Corp.	67,200	17,056,704
Transportation Equipment - 1.6%
General Motors Co.	95,300	6,584,277
TOTAL COMMON STOCKS (Cost $274,319,988)		395,398,121

The accompanying notes are an integral part of these financial statements.

2

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 4.03%(b)	9,632,178	$9,632,178
First American Treasury Obligations Fund - Class X, 3.98%(b)	9,632,178	9,632,178
TOTAL MONEY MARKET FUNDS (Cost $19,264,356)		19,264,356
TOTAL INVESTMENTS - 99.0% (Cost $293,584,344)		$414,662,477
Other Assets in Excess of Liabilities - 1.0%		4,097,819
TOTAL NET ASSETS - 100.0%		$418,760,296

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 97.3%
Asset Management - 1.4%
Virtus Investment Partners, Inc.	7,081	$1,152,928
Automotive - 1.0%
Miller Industries, Inc.	19,091	766,313
Banking - 19.2%
C&F Financial Corp.	39,394	2,694,944
Carter Bankshares, Inc.(a)	134,813	2,302,606
First Citizens BancShares, Inc. - Class A	683	1,246,352
First Horizon Corp.	131,679	2,812,663
First United Corp.	78,008	2,693,616
Northrim BanCorp, Inc.	136,208	2,993,852
Old National Bancorp	26,029	531,773
		15,275,806
Banks - 1.6%
First Northwest Bancorp	52,383	475,114
SOUTHSTATE BANK CORP	9,241	819,214
		1,294,328
Biotech & Pharmaceuticals - 3.0%
Cipher Pharmaceuticals, Inc.(a)	224,700	2,371,081
Chemicals - 1.7%
Innospec, Inc.	9,440	694,595
Olin Corp.	31,800	658,260
		1,352,855
Commercial Support Services - 1.3%
H&R Block, Inc.	20,100	999,774
Consumer Services - 7.2%
Upbound Group, Inc.	295,124	5,719,503
Entertainment - 3.1%
Lionsgate Studios Corp.(a)	211,106	1,357,411
Starz Entertainment Corp.(a)	103,321	1,085,904
		2,443,315
Food - 2.8%
Herbalife Ltd.(a)	284,400	2,275,200
Health Care Facilities & Services - 1.5%
Medical Facilities Corp.	2,900	29,878
Tenet Healthcare Corp.(a)	5,801	1,197,848
		1,227,726
Healthcare-Products - 1.5%
Utah Medical Products, Inc.	21,182	1,230,674

The accompanying notes are an integral part of these financial statements.

4

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Construction - 0.4%
Taylor Morrison Home Corp.(a)	5,000	$296,350
Insurance - 3.4%
CNO Financial Group, Inc.	67,244	2,691,105
Internet - 1.3%
F5 Networks, Inc.(a)	4,000	1,012,200
Internet Media & Services - 4.3%
Lyft, Inc. - Class A(a)	169,100	3,459,786
Leisure Facilities & Services - 1.9%
Boston Pizza Royalties Income Fund	101,654	1,493,047
Oil & Gas Producers - 12.4%
Golar LNG Ltd.	181,238	7,439,820
Gulfport Energy Corp.(a)	800	148,808
W&T Offshore, Inc.	1,092,098	2,293,406
		9,882,034
Oil & Gas Services & Equipment - 6.1%
TETRA Technologies, Inc.(a)	690,298	4,873,504
Packaging & Containers - 3.8%
O-I Glass, Inc.(a)	272,112	3,072,145
Software - 5.5%
8x8, Inc.(a)	258,971	476,507
Weave Communications, Inc.(a)	524,147	3,883,929
		4,360,436
Specialty Finance - 4.6%
Enova International, Inc.(a)	30,702	3,671,038
Technology Services - 6.8%
KBR, Inc.	94,075	4,030,173
Science Applications International Corp.	15,110	1,415,958
		5,446,131
Transportation Equipment - 1.5%
Commercial Vehicle Group, Inc.(a)	794,752	1,208,023
TOTAL COMMON STOCKS (Cost $43,691,246)		77,575,302

The accompanying notes are an integral part of these financial statements.

5

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%
REITS - 2.3%
Granite Real Estate Investment Trust	16,937	$948,557
Sila Realty Trust, Inc.	36,595	867,301
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,431,048)		1,815,858
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.03%(b)	177,340	177,340
First American Treasury Obligations Fund - Class X, 3.98%(b)	177,340	177,340
TOTAL MONEY MARKET FUNDS (Cost $354,680)		354,680
TOTAL INVESTMENTS - 100.0% (Cost $45,476,974)		$79,745,840
Other Assets in Excess of Liabilities - 0.0%(c)		1,723
TOTAL NET ASSETS - 100.0%		$79,747,563

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
Northrop Grumman Corp.	700	$408,415
Banking - 15.7%
Bank of America Corp.	5,300	283,285
Citigroup, Inc.	12,800	1,295,744
First Citizens BancShares, Inc. - Class A	150	273,723
First Horizon Corp.	25,292	540,237
JPMorgan Chase & Co.	1,100	342,232
Truist Financial Corp.	6,000	267,780
		3,003,001
Beverages - 0.3%
Anheuser-Busch InBev SA/NV - ADR	1,000	60,900
Biotech & Pharmaceuticals - 12.6%
Eli Lilly & Co.	2,000	1,725,720
GSK PLC - ADR	2,400	112,464
Merck & Co., Inc.	1,100	94,578
Pfizer, Inc.	19,600	483,140
		2,415,902
Consumer Services - 3.0%
Upbound Group, Inc.	29,875	578,978
Electric Utilities - 2.5%
American Electric Power Co., Inc.	300	36,078
Constellation Energy Corp.	533	200,941
Entergy Corp.	1,800	172,962
NextEra Energy, Inc.	800	65,120
		475,101
Electrical Equipment - 0.4%
TE Connectivity PLC	300	74,103
Entertainment Content - 0.6%
Walt Disney Co.	1,000	112,620
Food - 1.5%
J M Smucker Co.	1,900	196,745
Lamb Weston Holdings, Inc.	500	30,865
Tyson Foods, Inc. - Class A	1,100	56,551
		284,161
Gas & Water Utilities - 0.4%
National Fuel Gas Co.	1,000	78,910
Health Care Facilities & Services - 2.2%
Tenet Healthcare Corp.(a)	2,000	412,980

The accompanying notes are an integral part of these financial statements.

7

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - 0.1%
Concentra Group Holdings Parent, Inc.	887	$17,669
Industrial Support Services - 0.9%
United Rentals, Inc.	200	174,236
Institutional Financial Services - 1.2%
Goldman Sachs Group, Inc.	300	236,811
Insurance - 1.7%
CNO Financial Group, Inc.	8,073	323,081
Internet - 0.5%
VeriSign, Inc.	400	95,920
Internet Media & Services - 1.0%
Lyft, Inc. - Class A(a)	9,694	198,339
Oil & Gas Producers - 13.2%
BP PLC - ADR	6,200	217,806
Cheniere Energy, Inc.	900	190,800
Expand Energy Corp.	1,000	103,310
Golar LNG Ltd.	31,803	1,305,513
Shell PLC - ADR	9,300	696,756
		2,514,185
Retail - Consumer Staples - 2.4%
Walmart, Inc.	4,500	455,310
Retail - Discretionary - 1.2%
Home Depot, Inc.	600	227,754
Software - 16.1%
Microsoft Corp.	2,600	1,346,306
Oracle Corp.	4,100	1,076,701
Weave Communications, Inc.(a)	88,200	653,562
		3,076,569
Specialty Finance - 1.6%
Enova International, Inc.(a)	2,510	300,121
Technology Services - 7.3%
KBR, Inc.	22,230	952,333
Mastercard, Inc. - Class A	550	303,595
Visa, Inc. - Class A	400	136,296
		1,392,224
Telecommunications - 2.6%
AT&T, Inc.	16,900	418,275
Verizon Communications, Inc.	2,000	79,480
		497,755

The accompanying notes are an integral part of these financial statements.

8

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tobacco & Cannabis - 1.2%
Philip Morris International, Inc.	1,600	$230,928
Transportation & Logistics - 3.5%
FedEx Corp.	2,600	659,932
Transportation Equipment - 2.3%
General Motors Co.	6,300	435,267
TOTAL COMMON STOCKS (Cost $9,003,727)		18,741,172
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.03%(b)	179,646	179,646
First American Treasury Obligations Fund - Class X, 3.98%(b)	179,645	179,645
TOTAL MONEY MARKET FUNDS (Cost $359,291)		359,291
TOTAL INVESTMENTS - 100.0% (Cost $9,363,018)		$19,100,463
Liabilities in Excess of Other Assets - (0.0)%(c)		(8,568)
TOTAL NET ASSETS - 100.0%		$19,091,895

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

Huber Mid Cap Value Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Asset Management - 2.6%
Virtus Investment Partners, Inc.	1,909	$310,823
Banking - 18.4%
Citigroup, Inc.	6,300	637,749
First Citizens BancShares, Inc. - Class A	350	638,687
First Horizon Corp.	21,417	457,467
Truist Financial Corp.	10,000	446,300
		2,180,203
Banks - 1.5%
SOUTHSTATE BANK CORP	2,052	181,910
Biotech & Pharmaceuticals - 3.7%
GSK PLC - ADR	9,300	435,798
Consumer Services - 4.0%
Upbound Group, Inc.	24,639	477,504
Electric - 2.1%
Vistra Corp.	1,300	244,790
Electric Utilities - 0.7%
Entergy Corp.	800	76,872
Food - 0.6%
J M Smucker Co.	500	51,775
Lamb Weston Holdings, Inc.	266	16,420
		68,195
Gas & Water Utilities - 0.5%
National Fuel Gas Co.	700	55,237
Health Care Facilities & Services - 4.4%
Tenet Healthcare Corp.(a)	2,500	516,225
Healthcare-Services - 0.3%
Concentra Group Holdings Parent, Inc.	1,775	35,358
Industrial Support Services - 3.7%
United Rentals, Inc.	500	435,590
Insurance - 1.5%
CNO Financial Group, Inc.	4,510	180,490
Internet - 5.9%
F5 Networks, Inc.(a)	1,800	455,490
VeriSign, Inc.	1,000	239,800
		695,290
Internet Media & Services - 1.8%
Lyft, Inc. - Class A(a)	10,193	208,549

The accompanying notes are an integral part of these financial statements.

10

Huber Mid Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Producers - 10.7%
Cheniere Energy, Inc.	700	$148,400
Golar LNG Ltd.	27,339	1,122,266
		1,270,666
Oil & Gas Services & Equipment - 8.5%
TETRA Technologies, Inc.(a)	142,924	1,009,044
Packaging & Containers - 3.7%
O-I Glass, Inc.(a)	38,600	435,794
Software - 4.0%
Weave Communications, Inc.(a)	64,409	477,271
Specialty Finance - 6.0%
Enova International, Inc.(a)	5,904	705,941
Technology Services - 6.3%
KBR, Inc.	15,894	680,899
Science Applications International Corp.	700	65,597
		746,496
Transportation & Logistics - 4.7%
FedEx Corp.	2,200	558,404
Transportation Equipment - 2.3%
General Motors Co.	4,000	276,360
TOTAL COMMON STOCKS (Cost $6,350,432)		11,582,810
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
REITS - 0.5%
Granite Real Estate Investment Trust	1,100	61,605
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $29,536)		61,605

The accompanying notes are an integral part of these financial statements.

11

Huber Mid Cap Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 4.03%(b)	109,225	$109,225
First American Treasury Obligations Fund - Class X, 3.98%(b)	109,225	109,225
TOTAL MONEY MARKET FUNDS (Cost $218,450)		218,450
TOTAL INVESTMENTS - 100.2% (Cost $6,598,418)		$11,862,865
Liabilities in Excess of Other Assets - (0.2)%		(24,386)
TOTAL NET ASSETS - 100.0%		$11,838,479

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Huber Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
ASSETS:
Investments, at value	$414,662,477	$79,745,840	$19,100,463	$11,862,865
Receivable for investments sold	5,598,326	145,551	—	—
Dividends receivable	289,776	43,559	6,392	6,773
Receivable for fund shares sold	72,314	—	—	50
Dividend tax reclaims receivable	11,054	15,215	742	22
Receivable from Adviser	—	—	4,062	5,389
Prepaid expenses and other assets	80,415	22,859	24,021	20,470
Total assets	420,714,362	79,973,024	19,135,680	11,895,569
LIABILITIES:
Payable for investments purchased	1,453,620	—	—	18,674
Payable to adviser	288,363	69,021	—	—
Payable for distribution and shareholder servicing fees	95,374	99,791	6,900	1,739
Payable for capital shares redeemed	79,798	13,605	—	—
Payable for audit fees	22,961	22,962	22,961	22,961
Payable for directors fees	5,866	5,807	5,846	5,845
Payable for custodian fees	3,646	2,135	864	885
Payable for legal fees	2,667	2,666	2,666	2,667
Payable for transfer agent fees and expenses	849	1,763	894	894
Payable for compliance fees	781	780	780	780
Payable for fund administration and accounting fees	141	5,129	2,869	2,526
Payable for printing and mailing	—	1,802	—	—
Payable for expenses and other liabilities	—	—	5	119
Total liabilities	1,954,066	225,461	43,785	57,090
NET ASSETS	$418,760,296	$79,747,563	$19,091,895	$11,838,479
NET ASSETS CONSISTS OF:
Paid-in capital	$323,254,947	$62,005,787	$11,295,552	$8,303,158
Total distributable earnings	95,505,349	17,741,776	7,796,343	3,535,321
Total net assets	$418,760,296	$79,747,563	$19,091,895	$11,838,479
Institutional Class
Net assets	$374,245,752	$54,642,962	$15,902,359	$11,380,590
Shares issued and outstanding(a)	10,736,039	1,977,908	615,900	684,946
Net asset value per share(b)	$34.86	$27.63	$25.82	$16.62
Investor Class
Net assets	$44,514,544	$25,104,601	$3,189,536	$457,889
Shares issued and outstanding(a)	1,278,040	922,705	124,348	27,646
Net asset value per share(b)	$34.83	$27.21	$25.65	$16.56
Cost:
Investments, at cost	$293,584,344	$45,476,974	$9,363,018	$6,598,418

(a)	Unlimited shares authorized without par value.
(b)	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

13

Huber Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$10,059,728	$1,454,111	$376,378	$232,336
Less: Dividend withholding taxes	—	(22,363)	(169)	(665)
Less: Issuance fees	(9,355)	—	(382)	(198)
Interest income	78	—	—	—
Total investment income	10,050,451	1,431,748	375,827	231,473
EXPENSES:
Investment advisory fee (Note 4)	2,926,276	798,058	5,994	3,982
Fund administration and accounting fees (Note 4)	193,829	67,473	35,684	32,025
Distribution expenses - Investor Class (Note 6)	106,798	65,410	7,067	1,113
Transfer agent fees (Note 4)	57,813	23,199	10,466	10,512
Federal and state registration fees	54,915	32,593	25,559	29,431
Shareholder service costs - Investor Class (Note 5)	42,719	18,315	394	—
Trustees’ fees	23,695	23,637	23,675	23,675
Audit fees	23,561	23,562	23,561	23,561
Custodian fees (Note 4)	19,836	12,726	5,271	5,264
Compliance fees (Note 4)	9,892	9,891	9,891	9,891
Reports to shareholders	9,576	6,873	4,935	5,527
Legal fees	6,274	6,273	6,273	6,273
Other expenses and fees	12,317	13,949	9,964	9,988
Total expenses	3,487,501	1,101,959	168,734	161,242
Expense (reimbursement) recoupment by Adviser (Note 4)	206,839	13,602	(32,611)	(41,684)
Net expenses	3,694,340	1,115,561	136,123	119,558
Net investment income	6,356,111	316,187	239,704	111,915
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments	(19,846,438)	(448,129)	(575,177)	(501,652)
Foreign currency translation	—	(772)	—	—
Net realized loss	(19,846,438)	(448,901)	(575,177)	(501,652)
Net change in unrealized appreciation (depreciation) on:
Investments	42,226,412	(728,538)	2,183,256	951,997
Foreign currency translation	—	(23)	—	—
Net change in unrealized appreciation (depreciation)	42,226,412	(728,561)	2,183,256	951,997
Net realized and unrealized gain (loss)	22,379,974	(1,177,462)	1,608,079	450,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,736,085	$(861,275)	$1,847,783	$562,260

The accompanying notes are an integral part of these financial statements.

14

Huber Funds
Statements of Changes in Net Assets

	Huber Select Large Cap Value Fund		Huber Small Cap Value Fund
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$6,356,111	$3,041,609	$316,187	$318,844
Net realized loss	(19,846,438)	(4,117,375)	(448,901)	(2,063,092)
Net change in unrealized appreciation (depreciation)	42,226,412	41,114,492	(728,561)	15,226,097
Net increase (decrease) in net assets from operations	28,736,085	40,038,726	(861,275)	13,481,849
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(3,451,263)	(1,234,306)	(212,264)	(184,962)
From earnings - Investor Class	(332,552)	(145,815)	(30,720)	(90,752)
Total distributions to shareholders	(3,783,815)	(1,380,121)	(242,984)	(275,714)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	184,975,837	150,333,289	7,207,937	9,697,702
Shares issued in reinvestment of distributions - Institutional Class	3,271,962	1,151,392	113,581	80,084
Shares redeemed - Institutional Class	(81,857,226)	(11,685,681)	(3,479,971)	(825,744)
Redemption fees - Institutional Class	26,833	6,944	89	53
Shares sold - Investor Class	16,606,990	21,344,918	313,692	695,788
Shares issued in reinvestment of distributions - Investor Class	314,299	139,770	30,261	89,231
Shares redeemed - Investor Class	(9,668,663)	(10,331,077)	(2,064,028)	(2,536,950)
Redemption fees - Investor Class	3,414	1,181	41	31
Net increase in net assets from capital transactions	113,673,446	150,960,736	2,121,602	7,200,195
NET INCREASE IN NET ASSETS	138,625,716	189,619,341	1,017,343	20,406,330
NET ASSETS:
Beginning of the year	280,134,580	90,515,239	78,730,220	58,323,890
End of the year	$ 418,760,296	$280,134,580	$79,747,563	$78,730,220
SHARES TRANSACTIONS
Shares sold - Institutional Class	5,572,933	5,018,258	259,482	375,926
Shares issued in reinvestment of distributions - Institutional Class	99,391	41,747	3,903	3,230
Shares redeemed - Institutional Class	(2,477,739)	(379,293)	(131,582)	(33,041)
Shares sold - Investor Class	500,778	700,721	12,227	27,240
Shares issued in reinvestment of distributions - Investor Class	9,527	5,053	1,053	3,644
Shares redeemed - Investor Class	(296,273)	(329,437)	(77,914)	(101,100)
Total increase in shares outstanding	3,408,617	5,057,049	67,169	275,899

The accompanying notes are an integral part of these financial statements.

15

Huber Funds
Statements of Changes in Net Assets(Continued)

	Huber Large Cap Value Fund		Huber Mid Cap Value Fund
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$239,704	$180,769	$111,915	$115,116
Net realized gain (loss)	(575,177)	127,502	(501,652)	(13,052)
Net change in unrealized appreciation/(depreciation)	2,183,256	2,816,727	951,997	1,974,811
Net increase in net assets from operations	1,847,783	3,124,998	562,260	2,076,875
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(165,513)	(25,612)	(132,301)	(121,758)
From earnings - Investor Class	(23,799)	(159,544)	(4,617)	(4,608)
Total distributions to shareholders	(189,312)	(185,156)	(136,918)	(126,366)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	2,000,000	1,251,000	1,002,669	236,254
Shares issued in reinvestment of distributions - Institutional Class	80,907	67,924	62,187	59,144
Shares redeemed - Institutional Class	(600)	—	(1,035,701)	(600,839)
Redemption fees - Institutional Class	—	13	—	—
Shares sold - Investor Class	954,362	123,879	50	4,608
Shares issued in reinvestment of distributions - Investor Class	23,799	25,612	4,617	—
Shares redeemed - Investor Class	(197,089)	(8,438)	—	(4,839)
Redemption fees - Investor Class	—	3	—	—
Net increase (decrease) in net assets from capital transactions	2,861,379	1,459,993	33,822	(305,672)
NET INCREASE IN NET ASSETS	4,519,850	4,399,835	459,164	1,644,837
NET ASSETS:
Beginning of the year	14,572,045	10,172,210	11,379,315	9,734,478
End of the year	$ 19,091,895	$14,572,045	$11,838,479	$11,379,315
SHARES TRANSACTIONS
Shares sold - Institutional Class	89,614	53,935	74,515	15,214
Shares issued in reinvestment of distributions - Institutional Class	3,342	3,518	3,726	4,177
Shares redeemed - Institutional Class	(23)	—	(63,176)	(40,400)
Shares sold - Investor Class	38,774	5,760	3	326
Shares issued in reinvestment of distributions - Investor Class	987	1,332	277	—
Shares redeemed - Investor Class	(8,071)	(380)	—	(341)
Total increase (decrease) in shares outstanding	124,623	64,165	15,345	(21,024)

The accompanying notes are an integral part of these financial statements.

16

Huber Select Large Cap Value Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$32.56	$25.51	$24.27	$24.39	$16.32
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.47	0.39	0.21	0.16
Net realized and unrealized gain (loss) on investments(b)	2.12	6.88	1.06	(0.19)	8.31
Total from investment operations	2.71	7.35	1.45	0.02	8.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.30)	(0.21)	(0.14)	(0.40)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$34.86	$32.56	$25.51	$24.27	$24.39
Total return	8.39%	29.03%	6.01%	0.07%	52.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$374,246	$245,512	$72,977	$51,336	$40,792
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.90%	0.97%	1.13%	1.25%	1.40%
After expense reimbursement/recoupment	0.95%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	1.75%	1.53%	1.55%	0.87%	0.77%
Portfolio turnover rate	46%	33%	31%	36%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

17

Huber Select Large Cap Value Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$32.54	$25.50	$24.30	$24.44	$16.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.47	0.38	0.31	0.13	0.11
Net realized and unrealized gain (loss) on investments(b)	2.12	6.87	1.05	(0.19)	8.33
Total from investment operations	2.59	7.25	1.36	(0.06)	8.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.21)	(0.16)	(0.08)	(0.33)
Redemption fee per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of year	$34.83	$32.54	$25.50	$24.30	$24.44
Total return	8.02%	28.58%	5.61%	−0.26%	52.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,515	$34,622	$17,538	$16,648	$6,251
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.25%	1.32%	1.48%	1.59%	1.67%
After expense reimbursement/recoupment	1.30%	1.34%	1.34%	1.33%	1.26%
Ratio of net investment income to average net assets	1.40%	1.22%	1.23%	0.54%	0.50%
Portfolio turnover rate	46%	33%	31%	36%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

18

Huber Small Cap Value Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.93	$22.93	$23.73	$23.48	$14.04
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.15	0.08	0.03	0.01
Net realized and unrealized gain (loss) on investments(b)	(0.33)	4.97	(0.88)	0.49	9.56
Total from investment operations	(0.19)	5.12	(0.80)	0.52	9.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.12)	—	(0.27)	(0.13)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$27.63	$27.93	$22.93	$23.73	$23.48
Total return	−0.69%	22.41%	−3.37%	2.25%	68.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$54,643	$51,561	$34,398	$32,827	$26,662
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.26%	1.39%	1.48%	1.53%	1.65%
After expense reimbursement/recoupment	1.28%	1.28%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets	0.50%	0.56%	0.36%	0.11%	0.03%
Portfolio turnover rate	35%	31%	44%	41%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

19

Huber Small Cap Value Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.52	$22.62	$23.45	$23.21	$13.86
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.07	0.04	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	(0.33)	4.92	(0.87)	0.48	9.47
Total from investment operations	(0.28)	4.99	(0.83)	0.46	9.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.09)	—	(0.22)	(0.08)
Total distributions	(0.03)	(0.09)	—	(0.22)	(0.08)
Redemption fee per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of year	$27.21	$27.52	$22.62	$23.45	$23.21
Total return	−1.02%	22.10%	−3.54%	2.02%	68.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$25,105	$27,169	$23,926	$25,107	$24,753
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.58%	1.67%	1.66%	1.71%	1.86%
After expense reimbursement/recoupment	1.60%	1.56%	1.53%	1.53%	1.56%
Ratio of net investment income (loss) to average net assets	0.17%	0.29%	0.18%	(0.09)%	(0.18)%
Portfolio turnover rate	35%	31%	44%	41%	76%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

20

Huber Large Cap Value Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.69	$18.46	$18.68	$18.98	$13.26
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.33	0.34	0.26	0.23
Net realized and unrealized gain (loss) on investments(b)	2.10	5.24	(0.26)	(0.32)	5.76
Total from investment operations	2.45	5.57	0.08	(0.06)	5.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.34)	(0.30)	(0.24)	(0.27)
Redemption fee per share	—	0.00(c)	—	0.00(c)	—
Net asset value, end of year	$25.82	$23.69	$18.46	$18.68	$18.98
Total return	10.42%	30.61%	0.41%	−0.31%	45.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$15,902	$12,390	$8,595	$8,579	$8,808
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.94%	1.63%	2.19%	2.10%	2.60%
After expense reimbursement/recoupment	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.44%	1.49%	1.82%	1.39%	1.33%
Portfolio turnover rate	34%	27%	34%	44%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

21

Huber Large Cap Value Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.55	$18.35	$18.58	$18.69	$13.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.27	0.29	0.21	0.20
Net realized and unrealized gain (loss) on investments(b)	2.07	5.23	(0.27)	(0.31)	5.74
Total from investment operations	2.36	5.50	0.02	(0.10)	5.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.30)	(0.25)	(0.21)	(0.23)
Redemption fee per share	—	0.00(c)	—	—	—
Net asset value, end of year	$25.65	$23.55	$18.35	$18.58	$18.89
Total return	10.09%	30.32%	0.12%	−0.50%	45.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,190	$2,182	$1,577	$1,523	$1,646
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.20%	1.88%	2.44%	2.32%	2.74%
After expense reimbursement/recoupment	1.01%	1.00%	1.00%	0.97%	0.89%
Ratio of net investment income to average net assets	1.19%	1.24%	1.56%	1.16%	1.19%
Portfolio turnover rate	34%	27%	34%	44%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

22

Huber Mid Cap Value Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.32	$13.55	$14.97	$14.83	$9.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.17	0.18	0.13	0.08
Net realized and unrealized gain (loss) on investments(b)	0.35	2.78	(1.32)	0.17	5.30
Total from investment operations	0.50	2.95	(1.14)	0.30	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.18)	(0.28)	(0.16)	(0.10)
Redemption fee per share	—	—	—	0.00(c)	—
Net asset value, end of year	$16.62	$16.32	$13.55	$14.97	$14.83
Total return	3.04%	21.94%	−7.66%	2.02%	56.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$11,380	$10,934	$9,364	$8,492	$6,958
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.35%	1.94%	2.59%	2.71%	3.57%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.95%	0.16%	(0.30)%	(0.81)%	(2.05)%
Portfolio turnover rate	65%	63%	67%	73%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

23

Huber Mid Cap Value Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.28	$13.53	$14.95	$14.80	$9.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.14	0.18	0.13	0.05
Net realized and unrealized gain (loss) on investments(b)	0.34	2.78	(1.33)	0.16	5.30
Total from investment operations	0.45	2.92	(1.15)	0.29	5.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.17)	(0.27)	(0.14)	(0.08)
Redemption fee per share	—	0.00(c)	—	0.00(c)	—
Net asset value, end of year	$16.56	$16.28	$13.53	$14.95	$14.80
Total return	2.75%	21.76%	−7.72%	1.99%	56.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$458	$445	$370	$516	$510
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.60%	2.09%	2.64%	2.76%	3.71%
After expense reimbursement/recoupment	1.25%	1.15%	1.05%	1.05%	1.14%
Ratio of net investment income to average net assets	0.70%	0.94%	1.26%	0.85%	0.39%
Portfolio turnover rate	65%	63%	67%	73%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

24

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025
NOTE 1 – ORGANIZATION
The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation. The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007. As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares. The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012. The Mid Cap Value Fund commenced operations on December 31, 2015.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

25

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment   advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2025, the Funds made the following permanent tax adjustments on the statement of assets and liabilities:

	Distributable Earnings	Paid-in Capital
Huber Select Large Cap Value Fund	$—	$—
Huber Small Cap Value Fund	11,167	(11,167)
Huber Large Cap Value Fund	—	—
Huber Mid Cap Value Fund	—	—

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

26

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2025 management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).
Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

27

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Huber Capital Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2025:
Huber Select Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$395,398,121	$—	$—	$395,398,121
Money Market Funds	19,264,356	—	—	19,264,356
Total Investments	$414,662,477	$—	$—	$414,662,477

Huber Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$77,575,302	$—	$—	$77,575,302
Real Estate Investment Trusts	1,815,858	—	—	1,815,858
Money Market Funds	354,680	—	—	354,680
Total Investments	$79,745,840	$—	$—	$79,745,840

Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,741,172	$—	$—	$18,741,172
Money Market Funds	359,291	—	—	359,291
Total Investments	$19,100,463	$—	$—	$19,100,463

Huber Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,582,810	$—	$—	$11,582,810
Real Estate Investment Trusts	61,605	—	—	61,605
Money Market Funds	218,450	—	—	218,450
Total Investments	$11,862,865	$—	$—	$11,862,865

Refer to the Fund’s schedule of investments for a detailed break-out of investments by industry classification.

28

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.80% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2026. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.05% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.00%. The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.05% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.00%. For the year ended October 31, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25%

29

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.28%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended October 31, 2025, the Adviser reduced its fees and absorbed Fund expenses in the amount of $1,858 for the Small Cap Value Fund, $32,611 for the Large Cap Value Fund, and $41,684 for the Mid Cap Value Fund. The Select Large Cap Value Fund did not reduce its fees or absorb Fund expenses during the year.
During the year ended October 31, 2025, the Adviser recouped management fees in the amount of $206,839 from the Select Large Cap Value Fund and $15,460 from the Small Cap Value Fund. The Large Cap Value Fund and Mid Cap Value Fund did not recoup management fees during the year. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
10/31/2026	$77,007	$147,839	$137,835
10/31/2027	92,286	121,075	111,466
10/31/2028	1,858	32,611	41,684
	$171,151	$301,525	$290,985

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for

30

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended October 31, 2025, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations. The Mid Cap Value Fund did not accrue shareholder servicing fees during the year ended October 31, 2025.
NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares. For the year ended October 31, 2025, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
Purchases	$265,490,143	$30,968,497	$8,389,472	$7,872,028
Sales	159,075,812	27,407,800	5,677,712	7,223,389

During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities in any of the Funds.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended October 31, 2025, and the year ended October 31, 2024, was as follows:

	Select Large Cap Value Fund
	October 31,
	2025	2024
Ordinary income	$3,783,815	$1,380,121

	Small Cap Value Fund
	October 31,
	2025	2024
Ordinary income	$242,984	$275,714

	Large Cap Value Fund
	October 31,
	2025	2024
Ordinary income	$189,312	$185,156

	Mid Cap Value Fund
	October 31,
	2025	2024
Ordinary income	$136,918	$126,366

31

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
As of October 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund
Cost of investments for tax purposes(a)	$294,560,583	$46,327,456
Gross tax unrealized appreciation	131,098,108	37,593,794
Gross tax unrealized depreciation	(10,996,214)	(4,175,410)
Net tax unrealized appreciation	120,101,894	33,418,384
Net unrealized depreciation on foreign currency	—	(216)
Undistributed ordinary income	5,186,483	970,149
Undistributed long-term capital gain	—	—
Total distributable earnings	5,186,483	970,149
Other accumulated losses	(29,783,028)	(16,646,541)
Total accumulated earnings/(losses)	$95,505,349	$17,741,776

	Large Cap Value Fund	Mid Cap Value Fund
Cost of investments for tax purposes(a)	$9,464,440	$6,628,610
Gross tax unrealized appreciation	9,881,321	5,457,075
Gross tax unrealized depreciation	(245,298)	(222,820)
Net tax unrealized appreciation	9,636,023	5,234,255
Undistributed ordinary income	183,939	80,504
Undistributed long-term capital gain	—	—
Total distributable earnings	183,939	80,504
Other accumulated losses	(2,023,619)	(1,779,438)
Total accumulated earnings/(losses)	$7,796,343	$3,535,321

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.
At October 31, 2025, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$25,897,722	$3,885,306
Small Cap Value Fund	14,716,895	1,929,646
Large Cap Value Fund	1,683,546	340,073
Mid Cap Value Fund	1,515,309	264,129

These capital losses may be carried forward indefinitely to offset future gains.

32

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 9 – CONTROL OWNERSHIP
A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
Charles Schwab AB & Co. Inc.	36.73%	—
LPL Financial	—	31.43%
Pershing LLC	45.02%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	31.05%
Shadowlawn Investments LP	56.47%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	43.40%
Morgan Stanley Smith Barney LLC	51.54%	—
National Financial Services LLC	47.27%	—

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	47.72%
Hilton Family Trust	88.51%	—
Huber Capital Investments LLC	—	31.68%

NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with

33

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
investments tied to countries or regions that historically were perceived as comparatively stable, becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•
Initial Public Offering Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

•
Sector Emphasis Risk – The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time-to-time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Small-Cap Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Companies Risk (Mid Cap Value Fund only) – Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
Large-Sized Company Risk (Select Large Cap Value Fund) – The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

34

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 11 – OTHER TAX INFORMATION
The Funds declared an income distribution to be paid on December 16, 2025, to shareholders of record on December 15, 2025, as follows:

Distribution rate per share
Select Large Cap Value Fund
Investor Class	$0.41237720
Institutional Class	$0.53466423
Small Cap Value Fund
Investor Class	$0.31501114
Institutional Class	$0.40680227
Large Cap Value Fund
Investor Class	$0.28634956
Institutional Class	$0.35480311
Mid Cap Value Fund
Investor Class	$0.13488579
Institutional Class	$0.17514063

35

HUBER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Huber Select Large Cap Value Fund, Huber Small Cap Value Fund, Huber Large Cap Value Fund, and Huber Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 29, 2025

36

HUBER FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

37

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory agreement was not approved during the past six months.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	01/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	01/07/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	01/07/2026

* Print the name and title of each signing officer under his or her signature.